Derivatives and Hedging	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging	Derivatives and Hedging
Objective and Strategy
In the ordinary course of business, we use derivative instruments, including swaps, forwards and/or options, to manage potential losses from foreign currency exposures and interest bearing assets or liabilities. The principal objective of such derivative instruments is to minimize the risks and/or costs associated with our global financial and operating activities. We do not utilize derivative or other financial instruments for trading or other speculative purposes. We recognize all derivatives as either assets or liabilities on the balance sheet on a gross basis, measure those instruments at fair value and recognize the change in fair value in earnings in the period of change, unless the derivative qualifies as an effective hedge that offsets certain exposures. We have agreed with almost all of our counterparties with whom we had entered into cross-currency swaps, interest rate swaps or foreign exchange contracts, to enter into bilateral collateralization contracts under which we will receive or provide cash collateral, as the case may be, for the net position with each of these counterparties. As of December 31, 2019, cash collateral positions consisted of $1.4 million recorded in accrued and other current liabilities and $2.7 million recorded in prepaid expenses and other current assets in the accompanying consolidated balance sheet. As of December 31, 2018, we had a liability position of $1.0 million recorded in accrued and other current liabilities and $25.4 million recorded in prepaid expenses and other current assets in the accompanying consolidated balance sheet.
Non-Derivative Hedging Instrument
Net Investment Hedge
In 2017, we entered into a foreign currency non-derivative hedging instrument that is designated and qualifies as net investment hedge. The objective of the hedge is to protect part of the net investment in foreign operations against adverse changes in the exchange rate between the Euro and the functional currency of the U.S. dollar. The non-derivative hedging instrument is the German private corporate bond ("Schuldschein") which was issued in the total amount of $331.1 million as described in Note 16 "Lines of Credit and Debt". Of the $331.1 million, which is held in both U.S. dollars and Euro, €255.0 million is designated as the hedging instrument against a portion of our Euro net investments in our foreign operations. The relative changes in both the hedged item and hedging instrument are calculated by applying the change in spot rate between two assessment dates against the respective notional amount. The effective portion of the hedge is recorded in the cumulative translation adjustment account within other accumulated comprehensive income (loss). Based on the spot rate method, the unrealized loss recorded in equity as of December 31, 2019 and 2018 is $0.4 million and $5.9 million, respectively. Since we are using the debt as the hedging instrument, which is also remeasured based on the spot rate method, there is no hedge ineffectiveness related to the net investment hedge as of December 31, 2019 and 2018.
Derivatives Designated as Hedging Instruments
Cash Flow Hedges
As of December 31, 2019 and 2018, we held derivative instruments that are designated and qualify as cash flow hedges where the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive (loss) income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings. In 2019 and in 2018, we did not record any hedge ineffectiveness related to any cash-flow hedges in earnings. Based on their valuation as of December 31, 2019, we expect approximately $1.9 million of derivative losses included in accumulated other comprehensive loss will be reclassified into income during the next 12 months. The cash flows derived from derivatives are classified in the consolidated statements of cash flows in the same category as the consolidated balance sheet account of the underlying item.
We use interest rate derivative contracts to align our portfolio of interest bearing assets and liabilities with our risk management objectives. During 2015, we entered into five cross currency interest rate swaps through 2025 for a total notional amount of €180.0 million which qualify for hedge accounting as cash flow hedges. We determined that no ineffectiveness exists related to these swaps. As of December 31, 2019 and 2018, interest receivables of $1.5 million and $1.4 million, respectively are recorded in prepaid expenses and other current assets in the accompanying consolidated balance sheet.
Fair Value Hedges
As of December 31, 2019 and 2018, we held derivative instruments that qualify for hedge accounting as fair value hedges. For derivative instruments that are designated and qualify as a fair value hedge, the effective portion of the gain or loss on the derivative is reflected in earnings. This effect on earnings is offset by the change in the fair value of the hedged item attributable to the risk being hedged that is also recorded in earnings. In 2019 and 2018, we concluded there was no ineffectiveness. The cash flows derived from derivatives are classified in the consolidated statements of cash flows in the same category as the consolidated balance sheet account of the underlying item.
We hold interest rate swaps which effectively fixed the fair value of a portion of our fixed rate private placement debt and qualify for hedge accounting as fair value hedges. We determined that no ineffectiveness exists related to these swaps. As of December 31, 2019, an interest receivable of $0.1 million is recorded in prepaid and other current assets, and as of December 31, 2018, accrued and unpaid interest of $0.1 million is recorded in accrued and other current liabilities, respectively, in the accompanying balance sheet.
Derivatives Not Designated as Hedging Instruments
Call Options
We entered into Call Options which, along with the sale of the Warrants, represent the Call Spread Overlay entered into in connection with the Cash Convertible Notes and which are more fully described in Note 16 "Lines of Credit and Debt". In these transactions, the Call Options are intended to address the equity price risk inherent in the cash conversion feature of each instrument by offsetting cash payments in excess of the principal amount due upon any conversion of the Cash Convertible Notes.
Aside from the initial payment of premiums for the Call Options, we will not be required to make any cash payments under the Call Options. We will, however, be entitled to receive under the terms of the Call Options, an amount of cash generally equal to the amount by which the market price per share of our common stock exceeds the exercise price of the Call Options during the relevant valuation period. The exercise price under the Call Options is equal to the conversion price of the Cash Convertible Notes.
The Call Options, for which our common stock is the underlying security, are derivative assets that requires mark-to-market accounting treatment due to the cash settlement features until the Call Options settle or expire. The Call Options are measured and reported at fair value on a recurring basis, within Level 2 of the fair value hierarchy. For further discussion of the inputs used to determine the fair value of the Call Options, refer to Note 15 "Financial Instruments and Fair Value Measurements".
The Call Options do not qualify for hedge accounting treatment. Therefore, the change in fair value of these instruments is recognized immediately in our consolidated statements of income in other income (expense), net. Because the terms of the Call Options are substantially similar to those of the Cash Convertible Notes' embedded cash conversion option, discussed below, we expect the effect on earnings from the two derivative instruments to mostly offset each other.
Cash Convertible Notes Embedded Cash Conversion Option
The embedded cash conversion option within the Cash Convertible Notes discussed in Note 16 "Lines of Credit and Debt" is required to be separated from the Cash Convertible Notes and accounted for separately as a derivative liability, with changes in fair value reported in our consolidated statements of income in other income (expense), net until the cash conversion option settles or expires. The embedded cash conversion option is measured and reported at fair value on a recurring basis, within Level 2 of the fair value hierarchy. For further discussion of the inputs used to determine the fair value of the embedded cash conversion option, refer to Note 15 "Financial Instruments and Fair Value Measurements".
Embedded Conversion Option
During 2017, we purchased a convertible note for $3.0 million from a publicly listed company considered a related party. The embedded conversion option within the convertible note is required to be separated from the convertible note and accounted for separately as a derivative liability, with changes in fair value reported in our consolidated statements of income in other income (expense), net. The embedded cash conversion option is measured and reported at fair value on a recurring basis, within Level 2 of the fair value hierarchy. For further discussion of the inputs used to determine the fair value of the embedded cash conversion option, refer to Note 15 "Financial Instruments and Fair Value Measurements".
Foreign Exchange Contracts
As a globally active enterprise, we are subject to risks associated with fluctuations in foreign currencies in our ordinary operations. This includes foreign currency-denominated receivables, payables, debt, and other balance sheet positions including intercompany items. We manage balance sheet exposure on a group-wide basis using foreign exchange forward contracts, foreign exchange options and cross-currency swaps.
We are party to various foreign exchange forward, option and swap arrangements which had, at December 31, 2019 and December 31, 2018, aggregate notional values of $701.4 million and $792.7 million which expire at various dates through March 2020. The transactions have been entered into to offset the effects from short-term balance sheet exposure to foreign currency exchange risk. Changes in the fair value of these arrangements have been recognized in other income (expense), net.
Fair Values of Derivative Instruments
The following table summarizes the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2019 and 2018:

	As of December 31, 2019		As of December 31, 2018
(in thousands)	Current Asset	Long-Term Asset	Current Asset	Long-Term Asset
Assets:
Derivative instruments designated as hedges
Interest rate contracts - fair value hedge (1)	$—	$2,474	$—	$—
Total derivative instruments designated as hedges	$—	$2,474	$—	$—

Undesignated derivative instruments
Embedded conversion option	$—	$—	$—	$349
Call options	101,179	189,792	100,081	295,014
Foreign exchange contracts	6,689	—	2,673	—
Total undesignated derivative instruments	$107,868	$189,792	$102,754	$295,363
Total Derivative Assets	$107,868	$192,266	$102,754	$295,363

	As of December 31, 2019		As of December 31, 2018
(in thousands)	Current Liability	Long-Term Liability	Current Liability	Long-Term Liability
Liabilities:
Derivative instruments designated as hedges
Interest rate contracts - cash flow hedge (1)	$—	$(6,027)	$—	$(17,574)
Interest rate contracts - fair value hedge (1)	—	—	(473)	(721)
Total derivative instruments designated as hedges	$—	$(6,027)	$(473)	$(18,295)

Undesignated derivative instruments
Cash convertible notes embedded conversion option	$(101,361)	$(190,902)	$(100,164)	$(299,098)
Foreign exchange contracts	(1,814)	—	(5,957)	—
Total undesignated derivative instruments	$(103,175)	$(190,902)	$(106,121)	$(299,098)
Total Derivative Liabilities	$(103,175)	$(196,929)	$(106,594)	$(317,393)
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(1) The fair value amounts for the interest rate contracts do not include accrued interest.
Gains and Losses on Derivative Instruments
The following tables summarize the gains and losses on derivative instruments for the years ended December 31, 2019, 2018 and 2017:

	Year ended
	December 31,
	2019	2018	2017
(in thousands)	Other income (expense), net	Other income (expense), net	Other income (expense), net
Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded	$432	$5,598	$(4)

Gains (Losses) on Derivatives in Cash Flow Hedges
Interest rate contracts
Amount of (loss) gain reclassified from accumulated other comprehensive income	$(3,888)	$(9,774)	$26,136
Amounts excluded from effectiveness testing	—	—	—

Gains (Losses) on Derivatives in Fair Value Hedges
Interest rate contracts
Hedged item	(3,668)	2,051	2,199
Derivatives designated as hedging instruments	3,668	(2,051)	(2,199)

Gains (Losses) Derivatives Not Designated as Hedging Instruments
Embedded conversion option	(349)	131	217
Call options	(104,125)	74,682	37,414
Cash convertible notes embedded cash conversion option	106,998	(76,500)	(36,741)
Foreign exchange contracts	1,835	(19,857)	11,813

Total gains (losses)	$471	$(31,318)	$38,839

Balance Sheet Line Items in which the Hedged Item is Included
The following tables summarizes the balance sheet line items in which the hedged item is included as of December 31, 2019 and 2018:

	Carrying Amount of the Hedged Assets (Liabilities)		Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Assets (Liabilities)
(in thousands)	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Current portion of long-term debt	$—	$(72,483)	$—	$(473)
Long-term debt	$(129,290)	$(126,030)	$2,474	$(721)